Note 27 - Capital and Reserves (Details)	12 Months Ended
	Dec. 31, 2018	May 09, 2018 ARS ($)	Aug. 10, 2017 ARS ($)	Jul. 26, 2017 ARS ($) $ / shares shares	Jul. 26, 2017 $ / shares	Jul. 18, 2017 ARS ($) $ / shares shares	Jul. 18, 2017 $ / shares
Capital and Reserves Abstract
Issuance of Shares | $				$ 9,781,788		$ 66,000,000
Number of Shares Issued | shares				9,781,788		66,000,000
Par Value Per Share Issued | $ / shares				$ 1		$ 1
Subscription Price Per Share | $ / shares					$ 5.28		$ 5.28
Percent of Legal Reserve	20%
Dividends Paid | $		$ 1,306,955,000	$ 1,454,790,000